Share capital - March 2015 Offering (Details) - USD ($)							7 Months Ended	12 Months Ended
	Mar. 11, 2017	Nov. 01, 2016	Sep. 20, 2016	Sep. 12, 2016	Dec. 14, 2015	Mar. 11, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 02, 2015	Mar. 12, 2015	Dec. 31, 2014
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Payments for share issue costs					$ 1,638,000			$ 250,000	$ 1,107,000	$ 4,223,000
Warrant exercise period					5 years
Exercise price (in usd per share)					$ 7.10
Warrant liability							$ 10,891,000	$ 3,897,000	$ 6,854,000	$ 10,891,000			$ 8,225,000
Warrants expired during period (in shares)								29,675	8,064	224,111
Number of warrants outstanding (in shares)							2,842,309	3,417,840	3,779,245	2,842,309			287,852
Gain (loss) on warrants								$ 2,222,000	$ 4,437,000	$ (10,956,000)
Warrant liability
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Warrant liability		$ 400,000			$ 7,698,000			$ 3,897,000
Series A Warrants
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Exercise price (in usd per share)								$ 1.07
Series B Warrants
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of share options expired in share-based payment arrangement (in shares)			8,064
Exercise price (in usd per share)											$ 33.23
Number of warrants outstanding (in shares)							8,064			8,064
Warrants, November 2013 And January 2014
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Exercise price (in usd per share)												$ 14.00
Number of warrants outstanding (in shares)												7,770
Common share
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants or rights (in shares)					2,331,000
Public Stock Offering | Pre-Funded Warrants
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Allocation of equity						$ 9,000,000
Share issue related cost						643,000
Public Stock Offering | Share capital
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Allocation of equity					$ 8,952,000	7,000,000
Share issue related cost					881,000	473,000
Public Stock Offering | Warrant liability
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Share issue related cost					757,000	$ 1,451,000
Public Stock Offering | General and Administrative
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Gain (loss) on warrants	$ (1,451,000)	$ (56,000)			$ (757,000)
Public Stock Offering | Series A Warrants
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants (in shares)						0.75
Warrant exercise period					5 years
Exercise price (in usd per share)					$ 0.00	$ 81.00
Public Stock Offering | Series B Warrants
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants or rights (in shares)							290,318			290,318
Number of securities called by warrants (in shares)						0.50
Number of share options expired in share-based payment arrangement (in shares)				8,064
Warrant exercise period					18 months
Exercise price (in usd per share)					$ 4.95	$ 81
Stock issued during period, new issues (in shares)							5,670,118
Public Stock Offering | Series C Warrant
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Initial beneficial ownership limitation option two						9.90%
Public Stock Offering | Warrants, November 2013 And January 2014
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Warrants expired during period (in shares)						211,230
Number of warrants outstanding (in shares)						219,000
Payments for termination of warrants						$ 5,703,000
Gain (loss) on warrants						$ 5,865,000
Public Stock Offering | Common share
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants or rights (in shares)					2,100,000	596,775
Proceeds from issuing other equity instruments						$ 37,000,000.00
Payments for share issue costs						2,560,000
Finance costs						7,000
Warrant liability
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Warrant liability						$ 21,000,000
Warrants Not Settleable In Cash
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Risk-free annual interest rate					1.68%
Expected volatility					107.57%
Warrants Not Settleable In Cash | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Expected life (years)	5 years
Expected dividend yield	0.00%
Warrants Not Settleable In Cash | Public Stock Offering | Series A Warrants
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Risk-free annual interest rate						1.59%
Expected volatility						95.11%
Expected life (years)						5 years
Expected dividend yield	0.00%
Warrants Not Settleable In Cash | Public Stock Offering | Series B Warrants
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Risk-free annual interest rate						0.47%
Expected volatility						97.34%
Expected life (years)						18 months
Expected dividend yield	0.00%
Warrants Not Settleable In Cash | Public Stock Offering | Series C Warrant
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Warrant exercise period		5 years				5 years
Exercise price (in usd per share)						$ 62
Initial beneficial ownership limitation option one						4.90%